SCHEDULE OF CHANGES IN CONTRACT LIABILITY (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule Of Contract Liabilities
Contract liabilities at the beginning of the year	$ 769,809	$ 989,898	$ 1,545,718	$ 1,559,657
Revenue recognized	(1,009,531)	(1,298,156)	(1,620,059)	(1,622,657)
Additions	329,148	423,252	1,043,501	1,634,348
Foreign exchange difference	(16,087)	(20,687)	20,738	(25,630)
Contract liabilities at end of the year	$ 73,339	$ 94,307	$ 989,898	$ 1,545,718